Securitizations and Variable Interest Entities - Classification of Consolidated VIEs' Assets and Liabilities (Parenthetical) (Detail) ¥ in Billions	Mar. 31, 2014 JPY (¥)
Variable Interest Entity, primary beneficiary [Member]
Variable Interest Entity [Line Items]
Aircraft purchase deposits	¥ 5